Operating Segment and Geographic Information - Summary of Segment Results, Assets and Liabilities by Segments (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [Line Items]
Total revenues	$ 12,365,918	$ 11,107,561	$ 8,106,909
Income from operations	6,281,731	5,234,892	4,088,600
Interest income	420,735	279,570	90,889
Interest expense	(619,207)	(381,708)	(209,304)
Gain on financial investments held for trading purposes	34,361	68,261
Depreciation and amortization for the year	(1,443,562)	(1,348,387)	(1,156,435)
Share of loss of associate	(10,620)	(11,728)	(13,704)
Income before income taxes	6,171,722	4,620,132	3,618,086
Income taxes expense	(1,440,641)	(1,266,573)	(847,309)
Total assets	39,517,532	36,051,462	31,473,399
Total liabilities	17,440,763	13,646,893	9,317,356
Net invesment in equity investees	11,016	21,636	92,232
Net cash flows provided by operations activities	6,168,702	5,641,203	4,904,753
Net cash flow used in investing activities	(1,938,575)	(1,816,557)	(3,669,927)
Net cash flow used in financing activities	(1,687,316)	(1,771,185)	166,171
Additions to non-current as assets	25,065,260	24,887,954	23,061,263
Operating segments [Member]
Disclosure of operating segments [Line Items]
Total revenues	12,361,218	11,107,029	8,106,909
Income from operations	6,213,440	5,248,095	4,039,360
Interest income	344,991	191,186	106,229
Interest expense	(653,800)	(436,410)	(236,699)
Depreciation and amortization for the year	(1,433,750)	(1,340,182)	(1,146,947)
Income before income taxes	5,912,312	4,998,886	3,866,537
Income taxes expense	(1,318,770)	(1,275,454)	(903,809)
Total assets	32,848,928	32,276,543	28,731,418
Total liabilities	11,743,146	9,804,886	6,724,600
Net cash flows provided by operations activities	6,387,940	5,306,963	3,988,617
Net cash flow used in investing activities	(1,948,557)	(1,844,445)	(1,167,242)
Net cash flow used in financing activities	(3,686,573)	(1,678,613)	(1,926,937)
Additions to non-current as assets	24,746,263	24,709,652	22,916,749
Operating segments [Member] | Guadalajara [Member]
Disclosure of operating segments [Line Items]
Total revenues	3,398,484	3,126,311	2,265,398
Income from operations	2,072,491	1,735,192	1,351,741
Interest income	105,328	71,363	23,683
Interest expense	(168,112)	(96,433)	(60,567)
Depreciation and amortization for the year	(295,445)	(268,391)	(264,975)
Income before income taxes	2,008,984	1,712,126	1,317,731
Income taxes expense	(442,764)	(430,926)	(342,702)
Total assets	9,289,847	8,602,939	7,721,569
Total liabilities	3,133,738	2,483,043	1,568,853
Net cash flows provided by operations activities	1,852,797	1,612,152	1,030,285
Net cash flow used in investing activities	(414,701)	(555,859)	(216,928)
Net cash flow used in financing activities	(1,144,341)	(616,854)	(540,728)
Additions to non-current as assets	5,796,853	5,757,015	5,397,740
Operating segments [Member] | Tijuana [Member]
Disclosure of operating segments [Line Items]
Total revenues	1,666,582	1,616,014	1,171,362
Income from operations	883,966	765,929	483,094
Interest income	45,775	11,374	351
Interest expense	(89,265)	(36,905)	(7,965)
Depreciation and amortization for the year	(161,892)	(153,645)	(133,100)
Income before income taxes	840,689	740,569	477,628
Income taxes expense	(152,631)	(175,261)	(96,375)
Total assets	5,541,186	5,322,674	4,678,483
Total liabilities	1,498,785	1,063,332	482,440
Net cash flows provided by operations activities	969,246	444,953	395,064
Net cash flow used in investing activities	(410,216)	(427,335)	(190,172)
Net cash flow used in financing activities	(560,617)	(15,492)	(221,647)
Additions to non-current as assets	3,615,601	3,411,502	3,125,835
Operating segments [Member] | Puerto Vallarta [Member]
Disclosure of operating segments [Line Items]
Total revenues	1,462,309	1,251,283	986,010
Income from operations	863,209	729,952	576,687
Interest income	53,166	25,813	14,533
Interest expense	(52,327)	(32,977)	(25,625)
Depreciation and amortization for the year	(142,763)	(139,500)	(132,076)
Income before income taxes	856,050	731,710	573,763
Income taxes expense	(184,506)	(181,021)	(144,532)
Total assets	3,875,465	3,589,999	3,451,306
Total liabilities	1,127,055	893,123	693,596
Net cash flows provided by operations activities	844,238	743,818	476,215
Net cash flow used in investing activities	(184,142)	(93,100)	(110,996)
Net cash flow used in financing activities	(436,447)	(506,223)	(292,556)
Additions to non-current as assets	2,432,387	2,456,977	2,447,205
Operating segments [Member] | Los Cabos [Member]
Disclosure of operating segments [Line Items]
Total revenues			1,240,376
Income from operations			663,087
Interest income			11,409
Interest expense			(38,980)
Depreciation and amortization for the year			(169,624)
Income before income taxes			651,470
Income taxes expense			(143,253)
Total assets			3,574,307
Total liabilities			1,085,814
Net cash flows provided by operations activities			624,153
Net cash flow used in investing activities			(162,116)
Net cash flow used in financing activities			(189,722)
Additions to non-current as assets			2,608,721
Operating segments [Member] | Montego Bag [Member]
Disclosure of operating segments [Line Items]
Total revenues	1,852,687	1,622,031	995,707
Income from operations	565,463	524,139	531,608
Interest income			28,625
Interest expense	(136,497)	(142,405)	(65,446)
Depreciation and amortization for the year	(344,861)	(333,924)	(220,601)
Income before income taxes	445,269	366,464	425,071
Income taxes expense	(107,062)	(97,113)	(73,513)
Total assets	3,068,476	4,017,963	3,268,824
Total liabilities	1,854,290	2,000,593	1,733,160
Net cash flows provided by operations activities	788,059	753,970	716,970
Net cash flow used in investing activities	(122,417)	(45,195)	(20,744)
Net cash flow used in financing activities	(287,859)	(272,823)	(761,266)
Additions to non-current as assets	5,604,397	6,117,021	5,322,545
Operating segments [Member] | Hermosillo [Member]
Disclosure of operating segments [Line Items]
Total revenues	510,191	447,451	315,929
Income from operations	142,836	152,921	110,333
Interest income	26,798	15,414	8,319
Interest expense	(35,317)	(19,624)	(10,042)
Depreciation and amortization for the year	(59,241)	(49,111)	(45,364)
Income before income taxes	134,220	148,283	109,166
Income taxes expense	(12,382)	(31,073)	(39,829)
Total assets	1,715,227	1,629,746	1,336,608
Total liabilities	663,360	539,716	274,784
Net cash flows provided by operations activities	195,867	176,530	158,785
Net cash flow used in investing activities	(202,470)	(132,778)	(75,239)
Net cash flow used in financing activities	(77,101)	125,786	33,105
Additions to non-current as assets	1,134,216	1,002,690	891,345
Operating segments [Member] | Bajio [Member]
Disclosure of operating segments [Line Items]
Total revenues	625,544	502,340	374,387
Income from operations	312,363	251,071	205,163
Interest income	15,648	11,819	5,427
Interest expense	(27,125)	(15,460)	(8,757)
Depreciation and amortization for the year	(52,836)	(47,960)	(43,391)
Income before income taxes	303,605	244,333	202,117
Income taxes expense	(69,271)	(59,545)	(53,423)
Total assets	1,475,581	1,308,647	1,194,583
Total liabilities	571,006	418,405	290,126
Net cash flows provided by operations activities	270,238	220,897	227,176
Net cash flow used in investing activities	(143,243)	(103,264)	(59,393)
Net cash flow used in financing activities	(123,028)	(88,231)	(72,934)
Additions to non-current as assets	967,981	859,982	788,939
Operating segments [Member] | Other Airport [Member]
Disclosure of operating segments [Line Items]
Total revenues	893,555	936,040	757,740
Income from operations	201,276	195,508	117,647
Interest income	32,674	20,509	13,882
Interest expense	(59,450)	(36,374)	(19,317)
Depreciation and amortization for the year	(175,472)	(159,275)	(137,814)
Income before income taxes	188,364	160,475	109,591
Income taxes expense	(61,368)	(22,028)	(10,180)
Total assets	3,749,863	3,762,056	3,505,736
Total liabilities	1,022,867	899,060	595,828
Net cash flows provided by operations activities	381,488	326,250	359,969
Net cash flow used in investing activities	(147,719)	(278,412)	(331,656)
Net cash flow used in financing activities	(232,161)	75,641	118,811
Additions to non-current as assets	2,431,955	2,465,893	2,334,419
Operating segments [Member] | Other Companies [Member]
Disclosure of operating segments [Line Items]
Total revenues	4,700	532
Total intersegment revenues	4,265,456	3,722,428	2,869,819
Income from operations	4,323,747	3,484,359	2,552,892
Interest income	750,350	451,089	165,823
Interest expense	(640,015)	(308,004)	(153,768)
Gain on financial investments held for trading purposes	34,361	68,261
Depreciation and amortization for the year	(9,813)	(8,205)	(9,488)
Share of loss of associate	(10,620)	(11,728)	(13,704)
Income before income taxes	4,514,866	3,118,808	2,255,199
Income taxes expense	(121,871)	8,881	56,500
Total assets	38,598,059	33,785,689	31,013,292
Total liabilities	13,871,716	10,226,807	6,328,704
Net invesment in equity investees	11,016	21,636	92,232
Net cash flows provided by operations activities	(105,808)	334,240	628,116
Net cash flow used in investing activities	4,839,982	3,546,981	901,976
Net cash flow used in financing activities	(2,830,743)	(3,611,664)	(1,234,888)
Additions to non-current as assets	318,997	178,302	144,514
Operating segments [Member] | San Jose del Cabo [Member]
Disclosure of operating segments [Line Items]
Total revenues	1,951,865	1,605,558
Income from operations	1,171,837	893,382
Interest income	65,601	34,894
Interest expense	(85,706)	(56,233)
Depreciation and amortization for the year	(201,241)	(188,376)
Income before income taxes	1,135,132	894,925
Income taxes expense	(288,786)	(278,486)
Total assets	4,133,283	4,042,519
Total liabilities	1,872,045	1,507,615
Net cash flows provided by operations activities	1,086,007	1,028,391
Net cash flow used in investing activities	(323,649)	(208,502)
Net cash flow used in financing activities	(825,018)	(380,419)
Additions to non-current as assets	2,762,873	2,638,572
Eliminations [Member]
Disclosure of operating segments [Line Items]
Total intersegment revenues	(4,265,456)	(3,722,428)	(2,869,819)
Income from operations	(4,255,456)	(3,497,562)	(2,503,650)
Interest income	(674,606)	(362,705)	(181,163)
Interest expense	674,606	362,705	181,163
Income before income taxes	(4,255,456)	(3,497,562)	(2,503,650)
Total assets	(31,929,455)	(30,010,770)	(28,271,310)
Total liabilities	(8,174,099)	(6,384,800)	(3,735,947)
Net cash flows provided by operations activities	(113,430)		288,020
Net cash flow used in investing activities	4,830,000	(3,519,092)	(3,404,661)
Net cash flow used in financing activities	$ 4,830,000	$ 3,519,092	$ 3,327,995